Joint Ventures - Other Joint Venture Disclosures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of joint ventures [line items]
Cash and cash equivalents	$ 1,377,851	$ 1,041,369	$ 2,655,236	$ 1,515,051
Other current financial liabilities	1,163,468	1,256,499
Other non-current financial liabilities	3,600,582	3,213,422
Subtotal	(342,424)	(280,787)	(244,458)
Interest expense	(197,544)	(138,402)	(86,651)
Income tax benefit (expense)	(282,573)	(1,876,751)	$ (1,572,212)
Total for all joint ventures
Disclosure of joint ventures [line items]
Cash and cash equivalents	43,191	33,033
Other current financial liabilities	2,809	2,043
Other non-current financial liabilities	0	0
Subtotal	(460)	(1,417)
Interest expense	(466)	(655)
Income tax benefit (expense)	(1,890)	1,514
SQM Vitas Fzco.
Disclosure of joint ventures [line items]
Cash and cash equivalents	10,807	28,012
Other current financial liabilities	0	0
Other non-current financial liabilities	0	0
Subtotal	0	0
Interest expense	(1)	(1)
Income tax benefit (expense)	0	0
SQM Vitas Brasil Agroindustria
Disclosure of joint ventures [line items]
Cash and cash equivalents	0	0
Other current financial liabilities	0	0
Other non-current financial liabilities	0	0
Subtotal	0	0
Interest expense	0	0
Income tax benefit (expense)	0	0
SQM Vitas Perú S.A.C.
Disclosure of joint ventures [line items]
Cash and cash equivalents	1,092	2,318
Other current financial liabilities	0	0
Other non-current financial liabilities	0	0
Subtotal	(109)	(513)
Interest expense	(70)	(220)
Income tax benefit (expense)	(342)	2,013
Pavoni And C. SpA
Disclosure of joint ventures [line items]
Cash and cash equivalents	493	838
Other current financial liabilities	2,809	2,043
Other non-current financial liabilities	0	0
Subtotal	(99)	(213)
Interest expense	(375)	(418)
Income tax benefit (expense)	(184)	(392)
Covalent Lithium Pty Ltd.
Disclosure of joint ventures [line items]
Cash and cash equivalents	1,403	1,865
Other current financial liabilities	0	0
Other non-current financial liabilities	0	0
Subtotal	(252)	(691)
Interest expense	(20)	(16)
Income tax benefit (expense)	(1,364)	(107)
Pirra Lithium Pty Ltd.
Disclosure of joint ventures [line items]
Cash and cash equivalents	2,718	0
Other current financial liabilities	0	0
Other non-current financial liabilities	0	0
Subtotal	0	0
Interest expense	0	0
Income tax benefit (expense)	0	0
Azure Minerals
Disclosure of joint ventures [line items]
Cash and cash equivalents	26,678	0
Other current financial liabilities	0	0
Other non-current financial liabilities	0	0
Subtotal	0	0
Interest expense	0	0
Income tax benefit (expense)	$ 0	$ 0